SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Accrued expenses	$ 723,633	$ 1,539,791
Student refunds payable	690,154	571,543
Sundry payables	629,004	1,007,222
North West Parks Board		955,591
VAT	288,432	184,977
Other taxation payable	87,982	121,959
Total	$ 2,419,205	$ 4,381,083	[1]

[1]	Restatement details in Note 2